Investments in Associates and Joint Ventures - Summary of Additional Capital (Detail) - Preferred Stock [Member] - Smart Inc [Member] - AF Payments, Inc. [Member] - PHP (₱)
₱ / shares in Units, ₱ in Millions
	Mar. 29, 2022	Mar. 30, 2021	Mar. 11, 2020	Mar. 29, 2019
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of Shares Acquired	50	60	60	70
Subscription Price Per Share	₱ 1.00	₱ 1.00	₱ 1.00	₱ 1.00
Subscription Price	₱ 50	₱ 60	₱ 60	₱ 70